September 6, 2024

Via EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:  Stone Ridge Trust

File Nos. 333-184477; 811-22761

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Stone Ridge Trust (the “Trust”) hereby certifies that the form of prospectus and statement of additional information for Stone Ridge 2048 Longevity Income ETF, Stone Ridge 2049 Longevity Income ETF, Stone Ridge 2050 Longevity Income ETF, Stone Ridge 2051 Longevity Income ETF, Stone Ridge 2052 Longevity Income ETF, Stone Ridge 2053 Longevity Income ETF, Stone Ridge 2054 Longevity Income ETF, Stone Ridge 2055 Longevity Income ETF, Stone Ridge 2056 Longevity Income ETF, Stone Ridge 2057 Longevity Income ETF, Stone Ridge 2058 Longevity Income ETF, Stone Ridge 2059 Longevity Income ETF, Stone Ridge 2060 Longevity Income ETF, Stone Ridge 2061 Longevity Income ETF, Stone Ridge 2062 Longevity Income ETF, Stone Ridge 2063 Longevity Income ETF, Stone Ridge 2048 Inflation-Protected Longevity Income ETF, Stone Ridge 2049 Inflation-Protected Longevity Income ETF, Stone Ridge 2050 Inflation-Protected Longevity Income ETF, Stone Ridge 2051 Inflation-Protected Longevity Income ETF, Stone Ridge 2052 Inflation-Protected Longevity Income ETF, Stone Ridge 2053 Inflation-Protected Longevity Income ETF, Stone Ridge 2054 Inflation-Protected Longevity Income ETF, Stone Ridge 2055 Inflation-Protected Longevity Income ETF, Stone Ridge 2056 Inflation-Protected Longevity Income ETF, Stone Ridge 2057 Inflation-Protected Longevity Income ETF, Stone Ridge 2058 Inflation-Protected Longevity Income ETF, Stone Ridge 2059 Inflation-Protected Longevity Income ETF, Stone Ridge 2060 Inflation-Protected Longevity Income ETF, Stone Ridge 2061 Inflation-Protected Longevity Income ETF, Stone Ridge 2062 Inflation-Protected Longevity Income ETF, Stone Ridge 2063 Inflation-Protected Longevity Income ETF that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 92 to its Registration Statement on Form N-1A, which was filed by electronic transmission on August 30, 2024 pursuant to Rule 485(b) under the 1933 Act.

If you have any questions concerning this filing, please call me at (212) 257-4781.

Sincerely,

/s/ Daniel W. Whitney
Daniel W. Whitney